Net finance costs (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Analysis of income and expense [abstract]
Interest on long-term debt	$ 75,667,000	$ 63,312,000
Interest on lease liabilities (Note 3)	33,017,000	0
Net interest costs on net defined benefit obligations or assets (Note 17)	1,876,000	3,813,000
Other finance costs	9,029,000	15,071,000
Finance costs	119,589,000	82,196,000
Finance income	(5,115,000)	(11,566,000)
Net finance costs	$ 114,474,000	$ 70,630,000